TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE:

	December 30, 2018	December 31, 2017

Trade accounts receivable	$324,706	$248,419
Allowance for expected credit losses	(7,547)	(5,054)
	$317,159	$243,365

As at December 30, 2018, trade accounts receivables being serviced under a receivables purchase agreement amounted to $117.0 million (December 31, 2017 - $92.8 million). The receivables purchase agreement, which allows for the sale of a maximum of $175 million of accounts receivables at any one time, expires on June 24, 2019, subject to annual extensions. The difference between the carrying amount of the receivables sold under the agreement and the cash received at the time of transfer was $2.6 million for fiscal 2018 (2017 - $1.7 million), and was recorded in bank and other financial charges.

The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	December 30, 2018	December 31, 2017

Balance, beginning of fiscal year	$(5,054)	$(5,589)
Adjustment relating to adoption of new accounting standard (note 2(d))	(791)	—
Adjusted balance, beginning of fiscal year	(5,845)	(5,589)
Bad debt expense	(3,634)	(3,689)
Write-off of trade accounts receivable	1,932	4,224
Balance, end of fiscal year	$(7,547)	$(5,054)